Share Capital	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share Capital	Share Capital
Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors

Common shares
On November 9, 2021, the Company received approval from the TSX to renew its Normal Course Issuer Bid (NCIB), enabling it to purchase up to 5,559,312 common shares during the period November 16, 2021, to November 15, 2022. The Company also has an Automatic Share Purchase Plan (ASPP) which allows a broker, in its sole discretion and based on the parameters established by the Company, to purchase common shares for cancellation under the
NCIB at any time during predetermined trading blackout periods. As at December 31, 2021 and December 31, 2020, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.

During 2021, 939,482 (2020 – 2,047,948) common shares were repurchased for cancellation pursuant to the NCIB at a cost of $50.7 (2020 – $78.3). Of this amount, $8.1 and $0.1 (2020 – $16.8 and $0.4) reduced share capital and contributed surplus, respectively, and $42.5 (2020 – $61.1) was charged to retained earnings.

Dividends
Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors. The table below describes the dividends paid in 2021.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 4, 2020	December 31, 2020	January 15, 2021	0.155	17.2
February 24, 2021	March 31, 2021	April 15, 2021	0.165	18.4
May 5, 2021	June 30, 2021	July 15, 2021	0.165	18.3
August 4, 2021	September 30, 2021	October 15, 2021	0.165	18.4
November 3, 2021	December 31, 2021	January 18, 2022	0.165	—

At December 31, 2021, trade and other payables included $18.3 (2020 – $17.2) related to the dividends declared on November 3, 2021.

Share-based payment transactions
The Company has a long-term incentive program that uses share options, restricted share units, and performance share units (RSUs and PSUs). The Company also has a deferred share unit (DSUs) plan for the board of directors.

During 2021, the Company recognized share-based compensation expense of $46.7 (2020 – $16.4) in administrative and marketing expenses in the consolidated statements of income. The amount expensed included $0.1 (2020 – $1.0) related to the amortization of the fair value of options granted and $46.6 (2020 – $15.4) related to the cash-settled share-based compensation (RSUs, PSUs, and DSUs). Also, an adjustment of $4.9 (December 31, 2020 - $0.9) was included in contributed surplus for deferred tax impacts on share-based compensation.

a)Share options

	For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares #	Weighted Average Exercise Price per Share $	Shares #	Weighted Average Exercise Price per Share $

Share options outstanding, beginning of the year	2,123,800	32.45	4,051,080	32.17
Exercised	(1,267,614)	32.50	(1,840,320)	31.83
Forfeited	(7,908)	32.98	(86,960)	32.58

Share options outstanding, end of the year	848,278	32.37	2,123,800	32.45
Share options vested, end of the year	848,278	32.37	1,816,592	32.36

These options are held by officers and employees, expire on dates between March 3, 2022 and May 15, 2023, and can be exercised between a range of price per share of $31.75 - $32.98. The weighted average remaining contractual life is 0.78 year.
b)Cash-settled share-based payments
A summary of the Company’s RSUs, PSUs, and DSUs is as follows:

	December 31, 2021			December 31, 2020
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	289,180	869,337	163,249	164,704	875,739	275,950
Granted	128,579	251,120	37,162	142,043	320,256	37,147
Paid	—	(235,373)	—	—	(234,966)	(149,848)
Forfeited	(10,997)	(23,052)	—	(17,567)	(91,692)	—
Units, end of year	406,762	862,032	200,411	289,180	869,337	163,249

The Company entered into total return swaps for a portion of its RSUs and DSUs to offset its exposure to the change in common share price (note 25).

Restricted share units
Under the Company’s long-term incentive program, certain officers and employees may be granted RSUs. During 2021, the Company granted 124,599 RSUs (2020 - 138,148) at a fair value of $6.7 (2020 - $5.8). These units are adjusted for dividends as they arise, based on the number of units held on the record date, and the fair value is determined based on the trading price of the Company's common shares. For units that vest upon completing a three-year service condition, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

At December 31, 2021, the obligations accrued for RSUs were $15.4 (2020 - $4.2) included in other liabilities (note 20).

Performance share units
Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. The number of units that vest upon completing a three-year service condition, is subject to a percentage that can range from 0% to 200%, depending on achieving three-year performance and market objectives. The objectives include return on equity target for a 60% weighting and total shareholder return relative to the Company's peer group for a 40% weighting.

The fair value of these units is measured using the Monte Carlo method. For units that vest upon completing a three-year service condition that starts after the grant date, unit holders will receive a cash payment based on the closing market price of the Company’s common shares on the third anniversary date of issue, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2021, 242,701 PSUs (2020 - 308,136) were granted at a fair value of $14.0 (2020 - $16.4). 235,373 PSUs were paid (2020 - 234,966) at a value of $9.0 (2020 - $6.6). At December 31, 2021, the obligations accrued for PSUs were $32.5 (2020 – $14.3) included in other liabilities (note 20).

Deferred share units
The directors of the board receive DSUs and annually elect to receive an additional fixed value compensation in the form of either DSUs or cash payment, less withholding amounts, to purchase common shares. These units vest on their grant date and are adjusted for dividends as they arise, based on the number of units held on the record date. The fair value is determined based on the trading price of the Company's common shares and are paid in cash to the directors of the board on their death or retirement. Cash payment is determined at the volume weighted average of the closing market price of the Company’s common shares for the last 10 trading days of the month of death or retirement.

During 2021, 37,162 DSUs (2020 – 37,147) were granted at a fair value of $1.8 (2020 – $1.4), based on the closing market price of the Company’s common shares at the grant date. In 2021, no payments were made for DSUs (2020 -
149,848 DSUs were paid at a value of $6.1). At December 31, 2021, the outstanding and vested DSUs had a fair value of $14.1 (2020 – $6.7) included in other liabilities (note 20).